CASH AT BANK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CASH AT BANK (Tables)
Schedule of cash in bank
	June 30, 2021	December 31, 2020
Bank Deposits-China	$2,534,231	$4,593,943
Bank Deposits-Singapore	676,233	46,660
	$3,210,464	$4,640,603